SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued salary	$ 105,569	$ 120,925
Total	233,979	316,624
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due to third parties	$ 128,410	$ 195,699